Other current liabilities	12 Months Ended
Mar. 31, 2025
Other Current Liabilities
Other current liabilities
37	Other current liabilities

	March 31,
	2024	2025
Advance from customers*	622,178	1,027,588
Statutory liabilities	68,323	117,823
Other liabilities	52,565	50,381
Interest accrued on term loan	-	1,545
Total	743,066	1,197,337

*	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)